Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Net loss for the year		$ (20,461)	$ (9,856)	$ (12,299)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		35	387	239
Amortization of discount/premium on marketable debt securities		(105)	(144)	21
Loss (gain) on sale of marketable debt securities		(9)	12	143
Linked difference of marketable debt securities		0	0	(167)
Interest income from short-term deposits		(63)	0	0
Stock-based compensation expense		2,231	1,783	1,394
Changes in operating assets and liabilities:
Decrease in deferred revenue from collaboration agreement		0	(538)	(1,085)
Decrease (increase) in other accounts receivable		(609)	(63)	129
Increase (decrease) in trade payables		4,185	(462)	(846)
Increase (decrease) in other accounts payable		(141)	(142)	671
Increase (decrease) in related party		0	0	(267)
Net cash used in operating activities		(14,937)	(9,023)	(12,067)
Cash flow from investing activities
Purchase of property and equipment		(12)	(90)	(12)
Investment in securities, available for sale		(72,600)	(92,279)	(3,869)
Proceeds from sale of securities, available for sale		101,098	38,421	10,325
Investment in short-term deposits, net		(21,808)	(6,067)	0
Net cash provided by (used in) investing activities		6,678	(60,015)	6,444
Cash flow from financing activities
Issuance of ordinary shares and warrants, net of issuance costs	[1]	0	79,149	15,017
Proceeds from exercise of options		143	1,027	530
Net cash provided by financing activities		143	80,176	15,547
Increase (decrease) in cash and cash equivalents and restricted cash		(8,116)	11,138	9,924
Cash and cash equivalents and restricted cash at the beginning of the year		24,159	13,021	3,097
Cash and cash equivalents and restricted cash at the end of the year		16,043	24,159	13,021
Supplemental disclosure of cash flow information:
Cash received from interest		1,953	865	202
Cash paid for taxes		0	75	0
Non-cash transactions:
Recognition of right-of-use asset and lease liabilities from adoption of ASU 2016-02		$ 653	$ 0	$ 0

[1]	See also Note 10A.